CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 141,968,182	$ 343,994,679
Restricted cash	422,356,794	178,270,427
Accounts receivable trade, net of allowance of $9,505,481 and $47,582,216 as of December 31, 2011 and 2012, respectively	254,906,498	292,176,439
Accounts receivable, unbilled	5,229,760	51,370,820
Amount due from a related party	9,977,177	19,835,942
Inventories	274,455,798	296,568,127
Value added tax recoverable	14,483,487	16,974,452
Advances to suppliers, net of allowance of $9,458,683 and $9,639,629 as of December 31, 2011 and 2012, respectively	28,997,522	11,309,132
Foreign currency derivative assets	1,350,657	2,726,538
Project assets	180,436,619	37,133,068
Prepaid expenses and other current assets	108,041,633	45,217,918
Total current assets	1,442,204,127	1,295,577,542
Property, plant and equipment, net	469,642,822	510,069,436
Deferred tax assets	39,082,498	23,226,772
Advances to suppliers, net of allowance of $28,665,038 and $28,905,858 as of December 31, 2011 and 2012, respectively	478,359	257,821
Prepaid land use right	18,628,710	13,805,283
Investments in affiliates	26,727,589	11,007,725
Intangible assets, net	4,327,604	8,516,234
Goodwill		2,264,847
Project assets	218,710,405
Other non-current assets	39,510,967	15,083,077
TOTAL ASSETS	2,259,313,081	1,879,808,737
Current liabilities:
Short-term borrowings	858,926,732	743,687,062
Accounts payable	230,495,398	174,429,071
Short-term notes payable	231,135,928	131,568,540
Amounts due to related parties	5,036,642	3,007,809
Other payables	104,782,551	84,675,532
Advances from customers	18,659,296	65,216,074
Foreign currency derivative liabilities	365,226
Other current liabilities	90,847,957	33,863,320
Total current liabilities	1,540,249,730	1,236,447,408
Accrued warranty costs	58,334,424	47,021,352
Convertible notes		950,301
Long-term borrowings	214,562,973	88,249,027
Liability for uncertain tax positions	14,803,732	12,300,940
Deferred tax liabilities	56,151,575
Loss contingency accruals	28,461,085	27,862,017
TOTAL LIABILITIES	1,912,563,519	1,412,831,045
Commitments and contingencies (Note 18)
Redeemable non-controlling interest	45,166,131
Equity:
Common shares-no par value: unlimited authorized shares, 43,155,767 and 43,242,426 shares issued and outstanding at December 31, 2011 and 2012, respectively	502,561,705	502,402,939
Additional paid-in capital	(38,296,275)	(53,331,445)
Accumulated deficit	(224,162,124)	(28,693,433)
Accumulated other comprehensive income	50,795,529	45,555,710
Total Canadian Solar Inc. shareholders' equity	290,898,835	465,933,771
Non-controlling interest	10,684,596	1,043,921
Total equity	301,583,431	466,977,692
TOTAL LIABILITIES, REDEEMABLE NON-CONTROLLING INTEREST AND SHAREHOLDERS' EQUITY	$ 2,259,313,081	$ 1,879,808,737